Environmental Obligations - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Environmental Remediation Obligations [Abstract]
Accrual for environmental loss contingencies	$ 6.7	$ 6.9	$ 6.4
Loss exposure in excess of accrual	$ 3.0